UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND




                               [LSV LOGO OMITTED]
                                Value Equity Fund




                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2007


                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                               [LSV LOGO OMITTED]

         MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net return of the Fund, the benchmark Russell 1000 Value Index and S&P 500 Index for the fiscal year, trailing three-years, five-years, and since inception (March 31, 1999) as of October 31, 2007 (* denotes annualized periods):

                                 12 Months         3 Years           5 Years         Since
                              Ended 10/31/07   Ended 10/31/07*   Ended 10/31/07*   Inception*
                              --------------   ---------------   ---------------   ----------
FUND:
LSV VALUE EQUITY FUND              8.83%            15.13%            18.23%         10.71%
BENCHMARK:
RUSSELL 1000 VALUE INDEX          10.83%            14.62%            16.39%          7.74%
BROAD MARKET:
S&P 500 Index                     14.56%            13.16%            13.88%          3.84%

Amidst an environment of increased volatility, the stock market continued to deliver strong returns during the fiscal year as the S&P 500 was up 14.6% and the Fund's benchmark (Russell 1000 Value) rose 10.8%. Our deep value approach which prefers inexpensive stocks was not rewarded in a period that favored companies possessing high price/earnings, high price/cash flow and high price/book ratios. Growth stocks outperformed value stocks by over 10% across all capitalization ranges in the first 10 months of 2007. As a result, it proved to be a challenging environment for our stock selection approach. Performance was penalized most acutely by a number of portfolio holdings in the Financials sector that were impacted adversely in the sub-prime fallout. Over-weights to the two best performing sectors in the benchmark Energy and Materials, helped to somewhat offset the negative impact of our value style being out of favor.

THE PERFORMANCE OF THE FUND OVER THE PAST FIVE CALENDAR YEARS IS SHOWN BELOW:

                              2002          2003          2004          2005          2006          2007
                           Twelve Mos.   Twelve Mos.   Twelve Mos.   Twelve Mos.   Twelve Mos.    Ten Mos.
                              Ended         Ended         Ended         Ended         Ended        Ended
                            12/31/02      12/31/03      12/31/04      12/31/05      12/31/06      10/31/07
                           -----------   -----------   -----------   -----------   -----------   ---------
LSV VALUE FUND               -11.15%        34.68%        18.67%        10.54%        21.93%        4.02%
Russell 1000 Value           -15.52         30.03         16.49          7.04         22.21         5.98
S&P 500 Index                -22.11         28.68         10.86          4.91         15.81        10.87

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                                Russell 1000    S&P 500
       Characteristic                 Fund       Value Index     Index
       -------------------------    ---------   ------------   ----------
       Price-to-Earnings Ratio        12.2x       14.0x           16.5x
       Price-to-Cash Flow Ratio        8.3x        9.1x           11.7x
       Wtd. Avg. Market Cap:        $83.8 bil   $116.9 bil     $109.3 bil

We plan to continue with the same investment approach, and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE
                 EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

         ------------------------------------------------------------
              Total Return for the Year Ended October 31, 2007 (1)
         ------------------------------------------------------------

                     Annualized   Annualized
         One Year    Three Year    Five Year         Annualized
          Return       Return       Return      Inception to Date (2)
         ------------------------------------------------------------
          8.83%        15.13%       18.23%             10.71%
         ------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  LSV Value        Russell 1000
                 Equity Fund      Value Index (3)
 3/31/99 (2)        10,000            10,000
10/31/99            10,329            10,615
10/31/00            10,934            11,201
10/31/01            10,952             9,872
10/31/02            10,364             8,883
10/31/03            13,403            10,915
10/31/04            15,690            12,602
10/31/05            18,054            14,096
10/31/06            22,001            17,122
10/31/07            23,943            18,976

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)   The LSV Value Equity Fund commenced operations on March 31, 1999.

(3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

October 31, 2007

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

31.5%   Financials
17.1%   Energy
 9.9%   Consumer Discretionary
 9.9%   Industrials
 7.5%   Materials
 6.7%   Information Technology
 6.4%   Health Care
 4.6%   Telecommunication Services
 3.2%   Consumer Staples
 3.2%   Utilities

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS                                                   Value
LSV VALUE EQUITY FUND                                     Shares          (000)
-------------------------------------------------------------------------------
COMMON STOCK (99.7%)
AEROSPACE & DEFENSE (1.3%)
   Northrop Grumman                                      496,400   $     41,509
                                                                   ------------
AIRCRAFT (1.9%)
   Alaska Air Group                                      135,900          3,452
   ExpressJet Holdings*                                  918,600          3,050
   Honeywell International                               364,300         22,007
   Lockheed Martin                                       267,000         29,381
                                                                   ------------
                                                                         57,890
                                                                   ------------
APPAREL/TEXTILES (0.4%)
   Jones Apparel Group                                   534,900         11,201
                                                                   ------------
AUTOMOTIVE (1.0%)
   Autoliv                                               149,100          9,420
   Goodyear Tire & Rubber*                               743,000         22,402
                                                                   ------------
                                                                         31,822
                                                                   ------------
AUTOPARTS (0.4%)
   ArvinMeritor                                          878,500         13,028
                                                                   ------------
BANKS (11.3%)
   Bank of America                                     1,630,600         78,725
   BB&T                                                  342,000         12,644
   Comerica                                              600,100         28,013
   Huntington Bancshares                                 458,900          8,219
   JPMorgan Chase                                      1,968,000         92,496
   Keycorp                                               812,800         23,124
   National City                                       1,235,400         29,959
   Popular                                               326,577          3,445
   Regions Financial                                     634,414         17,205
   UnionBanCal                                            98,900          5,342
   US Bancorp                                            610,900         20,257

                                                                          Value
                                                          Shares          (000)
-------------------------------------------------------------------------------
   Wachovia                                              374,269   $     17,115
   Washington Mutual                                     621,900         17,339
                                                                   ------------
                                                                        353,883
                                                                   ------------
BIOTECHNOLOGY (0.6%)
   Amgen*                                                317,600         18,456
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
   CBS, Cl B                                             562,800         16,152
                                                                   ------------
BUILDING & CONSTRUCTION (0.6%)
   KB Home                                               293,300          8,107
   Masco                                                 399,000          9,608
                                                                   ------------
                                                                         17,715
                                                                   ------------
BUSINESS SERVICES (0.1%)
   Avis Budget Group*                                     77,780          1,623
                                                                   ------------
CHEMICALS (3.3%)
   Dow Chemical                                          585,800         26,384
   Eastman Chemical                                      191,100         12,725
   EI Du Pont de Nemours                                 415,400         20,567
   FMC                                                   239,200         13,754
   Lubrizol                                              239,700         16,271
   PPG Industries                                        189,600         14,171
                                                                   ------------
                                                                        103,872
                                                                   ------------
COMPUTERS & SERVICES (5.2%)
   Applied Materials                                   1,173,100         22,781
   Computer Sciences*                                    394,500         23,035
   HewlettPackard                                        192,700          9,959
   International Business
      Machines                                           489,400         56,829
   Seagate Technology                                  1,154,700         32,147
   United Online                                         344,600          6,065
   Western Digital*                                      455,900         11,817
                                                                   ------------
                                                                        162,633
                                                                   ------------
CONSUMER PRODUCTS (1.9%)
   Hasbro                                                668,300         19,949
   Mattel                                              1,460,900         30,518
   Polaris Industries                                    192,705          9,477
                                                                   ------------
                                                                         59,944
                                                                   ------------
DIVERSIFIED MANUFACTURING (0.5%)
   Teleflex                                              184,300         13,493
   Tredegar                                              149,400          2,602
                                                                   ------------
                                                                         16,095
                                                                   ------------
ELECTRICAL SERVICES (3.0%)
   Alliant Energy                                        369,700         14,788
   American Electric Power                               262,500         12,655
   FirstEnergy                                           303,900         21,182
   OGE Energy                                            240,800          9,223
   Pinnacle West Capital                                 203,400          8,217
   Xcel Energy                                         1,160,100         26,160
                                                                   ------------
                                                                         92,225
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2007

                                                                          Value
LSV VALUE EQUITY FUND                                     Shares          (000)
-------------------------------------------------------------------------------
FINANCIAL SERVICES (6.8%)
   Advance America Cash
      Advance Centers                                    622,300   $      5,949
   AmeriCredit*                                          681,300          9,613
   Bear Stearns                                           78,700          8,940
   CIT Group                                             649,900         22,903
   Citigroup                                           1,854,100         77,687
   Countrywide Credit Industry                           103,400          1,605
   Discover Financial Services                           148,150          2,859
   Freddie Mac                                           153,700          8,028
   Goldman Sachs Group                                   180,100         44,650
   Lehman Brothers Holdings                              150,800          9,552
   Morgan Stanley                                        296,300         19,929
                                                                   ------------
                                                                        211,715
                                                                   ------------
FOOD, BEVERAGE & TOBACCO (2.9%)
   Del Monte Foods                                     1,226,231         12,679
   Molson Coors Brewing, Cl B                            156,800          8,974
   Pepsi Bottling Group                                  768,500         33,107
   PepsiAmericas                                         233,400          8,337
   Reynolds American                                     179,600         11,572
   Supervalu                                             395,600         15,329
                                                                   ------------
                                                                         89,998
                                                                   ------------
GAS/NATURAL GAS (0.2%)
   Nicor                                                 143,000          6,188
                                                                   ------------
HOTELS & LODGING (0.2%)
   Wyndham Worldwide                                     155,560          5,107
                                                                   ------------
HOUSEHOLD PRODUCTS (0.4%)
   Valspar                                               481,500         12,052
                                                                   ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.7%)
   Furniture Brands International                        112,260          1,353
   Leggett & Platt                                       444,200          8,631
   Whirlpool                                             148,051         11,722
                                                                   ------------
                                                                         21,706
                                                                   ------------
INSURANCE (12.0%)
   Allstate                                              750,200         39,310
   American Financial Group                              249,450          7,459
   American International Group                          762,800         48,148
   Chubb                                                 613,500         32,730
   Cigna                                                 151,200          7,936
   Cincinnati Financial                                  269,700         10,729
   Genworth Financial, Cl A                              567,200         15,485
   Hartford Financial Services
      Group                                              192,300         18,659
   Lincoln National                                      195,031         12,164
   Loews                                                 214,800         10,545
   MBIA                                                  219,800          9,460
   MetLife                                               201,400         13,866
   MGIC Investment                                       536,900         10,394
   Nationwide Financial Services,
      Cl A                                               227,500         12,205

                                                                          Value
                                                          Shares          (000)
-------------------------------------------------------------------------------
   Old Republic International                            355,300   $      5,447
   Principal Financial Group                             243,800         16,498
   Prudential Financial                                  236,600         22,884
   Radian Group                                          239,100          3,010
   Safeco                                                636,471         36,852
   Stancorp Financial Group                              136,200          7,509
   Travelers                                             359,204         18,754
   XL Capital, Cl A                                      211,600         15,225
                                                                   ------------
                                                                        375,269
                                                                   ------------
LEASING & RENTING (0.3%)
   Ryder System                                          165,100          7,900
                                                                   ------------
MACHINERY (4.9%)
   Black & Decker                                        210,730         18,947
   Caterpillar                                           531,700         39,670
   Crane                                                 368,000         17,458
   Cummins                                               137,600         16,506
   Deere                                                 151,900         23,529
   Parker Hannifin                                       427,200         34,334
   Stanley Works                                          40,600          2,337
   Tecumseh Products, Cl A*                               32,900            595
                                                                   ------------
                                                                        153,376
                                                                   ------------
MEASURING DEVICES (0.2%)
   MKS Instruments*                                      261,078          5,242
                                                                   ------------
MOTORCYCLE MANUFACTURERS (0.4%)
   HarleyDavidson                                        225,900         11,634
                                                                   ------------
MULTIMEDIA (0.7%)
   Time Warner                                         1,158,500         21,154
                                                                   ------------
OFFICE EQUIPMENT (0.4%)
   IKON Office Solutions                                 916,900         12,103
                                                                   ------------
PAPER & PAPER PRODUCTS (1.0%)
   International Paper                                   830,100         30,680
                                                                   ------------
PETROLEUM & FUEL PRODUCTS (15.7%)
   Anadarko Petroleum                                    299,500         17,677
   Chevron                                             1,251,100        114,488
   ConocoPhillips                                        830,000         70,517
   Exxon Mobil                                         1,721,200        158,333
   Marathon Oil                                          954,400         56,434
   Occidental Petroleum                                  176,200         12,167
   PattersonUTI Energy                                   346,600          6,911
   Sunoco                                                316,800         23,316
   Tesoro                                                223,000         13,498
   Valero Energy                                         264,900         18,657
                                                                   ------------
                                                                        491,998
                                                                   ------------
PETROLEUM REFINING (1.3%)
   Devon Energy                                          193,600         18,082
   Hess                                                  327,900         23,481
                                                                   ------------
                                                                         41,563
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2007

                                                                          Value
LSV VALUE EQUITY FUND                                     Shares          (000)
-------------------------------------------------------------------------------
PHARMACEUTICALS (5.5%)
   King Pharmaceuticals*                                 947,600   $     10,044
   Merck                                                 726,500         42,326
   Pfizer                                              4,886,300        120,252
                                                                   ------------
                                                                        172,622
                                                                   ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.2%)
   Eastman Kodak                                         235,000          6,735
                                                                   ------------
PRINTING & PUBLISHING (1.4%)
   American Greetings, Cl A                              310,900          8,189
   Belo, Cl A                                            316,000          5,846
   Gannett                                               234,500          9,945
   Idearc                                                 67,740          1,827
   Lexmark International, Cl A*                          299,400         12,572
   Tribune                                               222,100          6,721
                                                                   ------------
                                                                         45,100
                                                                   ------------
RAILROADS (0.6%)
   CSX                                                   388,300         17,384
                                                                   ------------
REINSURANCE (0.6%)
   Everest Re Group                                      161,700         17,228
                                                                   ------------
RETAIL (1.3%)
   Barnes & Noble                                        120,100          4,641
   Dillard's, Cl A                                       291,500          6,713
   Home Depot                                            354,000         11,155
   JC Penney                                             165,200          9,291
   Kroger                                                330,300          9,707
                                                                   ------------
                                                                         41,507
                                                                   ------------
SECURITIES BROKERAGE/DEALERS (0.9%)
   Merrill Lynch                                         444,700         29,359
                                                                   ------------
SEMICONDUCTORS/INSTRUMENTS (0.9%)
   SanminaSCI*                                         1,588,500          3,511
   Vishay Intertechnology*                               874,800         11,014
   Zoran*                                                579,890         14,787
                                                                   ------------
                                                                         29,312
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
-------------------------------------------------------------------------------
SPECIALTY CHEMICALS (0.5%)
   SherwinWilliams                                       262,200   $     16,760
                                                                   ------------
STEEL & STEEL WORKS (2.8%)
   Alcoa                                                 646,500         25,595
   Nucor                                                 319,300         19,803
   Steel Dynamics                                        384,800         20,479
   United States Steel                                   195,300         21,073
                                                                   ------------
                                                                         86,950
                                                                   ------------
TELEPHONES & TELECOMMUNICATIONS (4.5%)
   AT&T                                                1,617,687         67,603
   CenturyTel                                            274,400         12,087
   Verizon Communications                              1,354,800         62,416
                                                                   ------------
                                                                        142,106
                                                                   ------------
TRUCKING (0.4%)
   Arkansas Best                                         189,700          5,207
   Conway                                                155,600          6,630
                                                                   ------------
                                                                         11,837
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $2,675,045)                                                  3,112,633
                                                                   ------------

WARRANTS (0.0%)
   Washington Mutual (A)*                                 25,900              4
                                                                   ------------
TOTAL WARRANTS
   (Cost $0)                                                                  4
                                                                   ------------
TOTAL INVESTMENTS (99.7%)
   (Cost $2,675,045)                                               $  3,112,637
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $3,123,533(000).

*     NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL    CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2007

                                                                                                        LSV VALUE
                                                                                                       EQUITY FUND
---------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $2,675,045) .........................................................   $  3,112,637
   Receivable from Investment Securities Sold .....................................................         15,402
   Dividends and Interest Receivable ..............................................................          4,248
   Receivable for Capital Shares Sold .............................................................            981
   Prepaid Expenses ...............................................................................             13
---------------------------------------------------------------------------------------------------------------------
      Total Assets ................................................................................      3,133,281
---------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable to Custodian ...........................................................................          4,735
   Payable for Investment Securities Purchased ....................................................          3,190
   Payable due to Investment Advisor ..............................................................          1,476
   Payable due to Administrator ...................................................................            140
   Payable due to Trustees ........................................................................              6
   Chief Compliance Officer Fees Payable ..........................................................              5
   Other Accrued Expenses .........................................................................            196
---------------------------------------------------------------------------------------------------------------------
      Total Liabilities ...........................................................................          9,748
---------------------------------------------------------------------------------------------------------------------
   Net Assets .....................................................................................   $  3,123,533
=====================================================================================================================
Net Assets Consist of:
   Paid-in-Capital ................................................................................   $  2,478,205
   Undistributed Net Investment Income ............................................................         44,067
   Accumulated Net Realized Gain on Investments ...................................................        163,669
   Net Unrealized Appreciation on Investments .....................................................        437,592
---------------------------------------------------------------------------------------------------------------------
   Net Assets .....................................................................................   $  3,123,533
=====================================================================================================================

Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) ............    156,915,153(1)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share ..........................................   $      19.91
=====================================================================================================================

(1) Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the year ended October 31, 2007

                                                                                                        LSV VALUE
                                                                                                       EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $21) ........................................   $     73,654
   Interest .......................................................................................            850
-------------------------------------------------------------------------------------------------------------------
      Total Investment Income .....................................................................         74,504
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .......................................................................         17,305
   Administration Fees ............................................................................          1,643
   Trustees' Fees .................................................................................             17
   Chief Compliance Officer Fees ..................................................................             15
   Custodian Fees .................................................................................            131
   Printing Fees ..................................................................................            120
   Transfer Agent Fees ............................................................................            116
   Professional Fees ..............................................................................             95
   Registration and Filing Fees ...................................................................             59
   Insurance and Other Fees .......................................................................             41
-------------------------------------------------------------------------------------------------------------------
   Total Expenses .................................................................................         19,542
Less: Fees Paid Indirectly - (See Note 4) .........................................................             (2)
-------------------------------------------------------------------------------------------------------------------
Net Expenses ......................................................................................         19,540
-------------------------------------------------------------------------------------------------------------------
         Net Investment Income ....................................................................         54,964
-------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments ..................................................................        163,689
Net Change in Unrealized Appreciation (Depreciation) on Investments ...............................         30,489
-------------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Gain on Investments .............................................        194,178
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ..............................................   $    249,142
===================================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the years ended October 31,

                                                                                           LSV VALUE EQUITY FUND
                                                                                        ---------------------------
                                                                                            2007          2006
-------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ............................................................   $    54,964   $     37,203
   Net Realized Gain on Investments .................................................       163,689         49,967
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..............        30,489        310,020
-------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting From Operations ..........................       249,142        397,190
-------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income ............................................................       (43,083)       (13,186)
   Net Realized Gain ................................................................       (49,975)       (21,164)
-------------------------------------------------------------------------------------------------------------------
      Total Dividends and Distributions .............................................       (93,058)       (34,350)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ...........................................................................       538,693      1,623,317
   In Lieu of Dividends and Distributions ...........................................        88,047         31,747
   Redemption Fees ..................................................................            --            199
   Redeemed .........................................................................      (477,008)      (209,684)
-------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Derived From Capital Share Transactions ............       149,732      1,445,579
-------------------------------------------------------------------------------------------------------------------
         Total Increase in Net Assets ...............................................       305,816      1,808,419
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ................................................................     2,817,717      1,009,298
-------------------------------------------------------------------------------------------------------------------
   End of Year (including undistributed net investment income
      of $44,067 and $32,186, respectively) .........................................   $ 3,123,533   $  2,817,717
===================================================================================================================
Shares Transactions:
   Issued ...........................................................................        27,339         95,999
   In Lieu of Dividends and Distributions ...........................................         4,546          1,932
   Redeemed .........................................................................       (24,217)       (12,092)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions .......................         7,668         85,839
===================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

             Net                     Realized and                 Dividends                                     Net
            Asset                     Unrealized                    from      Distributions       Total        Asset
            Value         Net            Gains         Total        Net           from          Dividends      Value
          Beginning   Investment          on           from      Investment     Realized           and          End      Total
           of Year      Income        Investments   Operations     Income         Gains       Distributions   of Year   Return+
          ---------   ----------     ------------   ----------   ----------   -------------   -------------   -------   --------
----------------------
LSV VALUE EQUITY FUND
----------------------
2007      $   18.88   $     0.33(1)  $       1.31   $     1.64   $    (0.28)  $       (0.33)  $       (0.61)  $ 19.91      8.83%
2006          15.92         0.31(1)          3.10         3.41        (0.16)          (0.29)          (0.45)    18.88     21.86
2005          14.40         0.23(1)          1.90         2.13        (0.21)          (0.40)          (0.61)    15.92     15.07
2004          12.58         0.22             1.89         2.11        (0.16)          (0.13)          (0.29)    14.40     17.06
2003           9.85         0.13             2.73         2.86        (0.12)          (0.01)          (0.13)    12.58     29.33

                                         Ratio         Ratio
              Net                     of Expenses     of Net
             Assets        Ratio       to Average   Investment
              End       of Expenses    Net Assets     Income     Portfolio
            of Year      to Average    (Excluding   to Average    Turnover
             (000)       Net Assets     Waivers)    Net Assets     Rate
          -----------   -----------   -----------   ----------   ---------
----------------------
LSV VALUE EQUITY FUND
----------------------
2007      $ 3,123,533      0.62%         0.62%         1.75%        20%
2006        2,817,717      0.64          0.64          1.77         12
2005        1,009,298      0.67          0.67          1.47         12
2004          338,185      0.69          0.69          1.86         20
2003          214,566      0.72          0.73          1.84         10

+ Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)   Per share calculations were performed using average shares for the period.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and ..035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2007, the Fund earned cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2007, were as follows
(000):

PURCHASES
   U.S. Government .............................................   $         --
   Other .......................................................        735,583

SALES
   U.S. Government .............................................   $         --
   Other .......................................................        618,001

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

There were no permanent differences for the year ended October 31, 2007.

The tax character of dividends and distributions paid during the years ended October 31, 2007 and 2006 was as follows (000):

                                             ORDINARY     LONG-TERM
                                              INCOME    CAPITAL GAIN     TOTAL
                                             --------   ------------   --------
      2007                                   $ 54,672   $     38,386   $ 93,058
      2006                                     15,023         19,327     34,350

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income                     $   67,961
Undistributed Long-Term Capital Gain                 140,297
Unrealized Appreciation                              437,070
                                                  ----------
Total Distributable Earnings                      $  645,328
                                                  ==========

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2007, were as follows (000):

               AGGREGATED     AGGREGATED
                  GROSS          GROSS           NET
  FEDERAL      UNREALIZED     UNREALIZED     UNREALIZED
  TAX COST    APPRECIATION   DEPRECIATION   APPRECIATION
-----------   ------------   ------------   -------------
$ 2,675,567   $    657,621   $   (220,551)  $    437,070

8.    OTHER:

At October 31, 2007, 25% of total shares outstanding held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.    ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Trustees
LSV Value Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Value Equity Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Value Equity Fund of The Advisors' Inner Circle Fund at October 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                               Beginning      Ending                 Expenses
                                Account       Account   Annualized     Paid
                                 Value         Value     Expense      During
                               05/01/07      10/31/07     Ratios      Period*
------------------------------------------------------------------------------
LSV VALUE EQUITY FUND
------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares          $ 1,000.00   $   976.50         0.62%    $ 3.09

HYPOTHETICAL 5% RETURN
Institutional Shares          $ 1,000.00   $ 1,022.08         0.62%    $ 3.16
------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                               TERM OF                                            IN THE ADVISORS'
     NAME,      POSITION(S)   OFFICE AND                                         INNER CIRCLE FUND
   ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)           OVERSEEN BY           OTHER DIRECTORSHIPS
    AGE 1        THE TRUST  TIME SERVED 2          DURING PAST 5 YEARS             BOARD MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.        Chairman     (Since 1991)  SEI Employee 1974-present.                   36         Trustee of The Advisors' Inner
NESHER         of the Board                 Currently performs various services                     Circle Fund II, Bishop Street
61 yrs. old     of Trustees                 on behalf of SEI Investments for                        Funds, SEI Asset Allocation
                                            which Mr. Nesher is compensated.                        Trust, SEI Daily Income Trust,
                                            Executive Vice President of SEI                         SEI Index Funds, SEI
                                            Investments, 1986-1994. Director                        Institutional International
                                            and Executive Vice President of the                     Trust, SEI Institutional
                                            Administrator and the Distributor,                      Investments Trust, SEI
                                            1981-1994.                                              Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust, SEI Tax
                                                                                                    Exempt Trust, SEI Opportunity
                                                                                                    Master Fund, L.P., SEI
                                                                                                    Opportunity Fund, L.P., SEI
                                                                                                    Global Master Fund, PLC, SEI
                                                                                                    Global Assets Fund, PLC, SEI
                                                                                                    Global Investments Fund, PLC,
                                                                                                    SEI Investments Global,
                                                                                                    Limited, SEI Investments-Global
                                                                                                    Fund Services, Limited, SEI
                                                                                                    Investments (Europe) Ltd., SEI
                                                                                                    Investments-Unit Trust
                                                                                                    Management (UK) Limited, and
                                                                                                    SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.        Trustee     (Since 1992)  Self-employed consultant since               36         Director of SEI Investments
DORAN                                       2003. Partner, Morgan, Lewis &                          Company and SEI Investments
1701 Market Street                          Bockius LLP (law firm) from                             Distribution Co., SEI
Philadelphia, PA 19103                      1976-2003, counsel to the Trust,                        Investments-Global Fund
67 yrs. old                                 SEI Investments, the Administrator                      Services, Limited, SEI
                                            and the Distributor. Director of                        Investments (Europe), Limited,
                                            SEI Investments since 1974;                             SEI Investments (Asia) Limited,
                                            Secretary of SEI Investments since                      SEI Asset Korea Co., Ltd.,
                                            1978.                                                   Trustee of The Advisors' Inner
                                                                                                    Circle Fund II, Bishop Street
                                                                                                    Funds, SEI Investments, SEI
                                                                                                    Asset Allocation Trust, SEI
                                                                                                    Daily Income Trust, SEI Index
                                                                                                    Funds, SEI Institutional
                                                                                                    International Trust, SEI
                                                                                                    Institutional Investments
                                                                                                    Trust, SEI Institutional
                                                                                                    Managed Trust, SEI Liquid Asset
                                                                                                    Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                TERM OF                                           IN THE ADVISORS'
     NAME,      POSITION(S)   OFFICE AND                                         INNER CIRCLE FUND
   ADDRESS,      HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY           OTHER DIRECTORSHIPS
    AGE 1        THE TRUST   TIME SERVED 2          DURING PAST 5 YEARS             BOARD MEMBER        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M.          Trustee     (Since 1994)  Attorney, Solo Practitioner since            36         Trustee of The Advisors' Inner
STOREY                                      1994. Partner, Dechert (law firm),                      Circle Fund II, Bishop Street
76 yrs. old                                 September 1987-December 1993.                           Funds, SEI Asset Allocation
                                                                                                    Trust, SEI Daily Income Trust,
                                                                                                    SEI Index Funds, SEI
                                                                                                    Institutional International
                                                                                                    Trust, SEI Institutional
                                                                                                    Investments Trust, SEI
                                                                                                    Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust, SEI
                                                                                                    Tax Exempt Trust and The U.S.
                                                                                                    Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.         Trustee     (Since 1999)  Chief Executive Officer, Newfound            36         Trustee, State Street
SULLIVAN, JR.                               Consultants, Inc. since April 1997.                     Navigator Securities Lending
65 yrs. old                                 General Partner, Teton Partners,                        Trust, since 1995. Trustee of
                                            L.P., June 1991-December 1996;                          The Fulcrum Trust. Trustee of
                                            Chief Financial Officer, Nobel                          The Advisors' Inner Circle
                                            Partners, L.P., March 1991-                             Fund II, Bishop Street Funds,
                                            December 1996; Treasurer and Clerk,                     SEI Asset Allocation Trust,
                                            Peak Asset Management, Inc., since                      SEI Daily Income Trust, SEI
                                            1991.                                                   Index Funds, SEI Institutional
                                                                                                    International Trust, SEI
                                                                                                    Institutional Investments
                                                                                                    Trust, SEI Institutional
                                                                                                    Managed Trust, SEI Liquid
                                                                                                    Asset Trust, SEI Tax Exempt
                                                                                                    Trust, SEI Opportunity Master
                                                                                                    Fund, L.P. and SEI Opportunity
                                                                                                    Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L.          Trustee     (Since 2005)  Self-Employed Legal and Financial            36         Trustee of The Advisors' Inner
KRIKORIAN                                   Services Consultant since 2003.                         Circle Fund II and Bishop
64 yrs. old                                 In-house Counsel, State Street Bank                     Street Funds.
                                            Global Securities and Cash
                                            Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.        Trustee     (Since 2005)  Self-Employed Business Consultant,           36         Director, Crown Pacific, Inc.,
CARLBOM                                     Business Project Inc. since 1997.                       and Trustee of The Advisors'
73 yrs. old                                 CEO and President, United Grocers                       Inner Circle Fund II and
                                            Inc. from 1997 to 2000.                                 Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                TERM OF                                          IN THE ADVISORS'
     NAME,      POSITION(S)    OFFICE AND                                        INNER CIRCLE FUND        OTHER DIRECTORSHIPS
   ADDRESS,      HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD           HELD BY BOARD
    AGE 1        THE TRUST   TIME SERVED 2          DURING PAST 5 YEARS           MEMBER/OFFICER           MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------

MITCHELL A.       Trustee     (Since 2005)  Retired.                                    36          Director, Federal Agricultural
JOHNSON                                                                                             Mortgage Corporation. Trustee
65 yrs. old                                                                                         of The Advisors' Inner Circle
                                                                                                    Fund II and Bishop Street
                                                                                                    Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.         President    (Since 2003)  Senior Operations Officer, SEI              N/A                       N/A
VOLK, CPA                                   Investments, Fund Accounting and
45 yrs. old                                 Administration (1996-present);
                                            Assistant Chief Accountant for the
                                            U.S. Securities and Exchange
                                            Commission's Division of
                                            Investment Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL         Controller    (Since 2005)  Director, SEI Investments, Fund             N/A                       N/A
LAWSON           and Chief                  Accounting since July 2005.
47 yrs. old      Financial                  Manager, SEI Investments AVP from
                  Officer                   April 1995 to February 1998 and
                                            November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL            Chief      (Since 2006)  Director of Investment Product              N/A                       N/A
EMERY            Compliance                 Management and Development at SEI
44 yrs. old       Officer                   Investments since February 2003.
                                            Senior Investment Analyst, Equity
                                            team at SEI Investments from March
                                            2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
CAROLYN F.    Vice President  (Since 2007)  Corporate counsel of SEI since              N/A                       N/A
MEAD           and Secretary                2007, Associate Counsel, Stradley,
50 yrs. old                                 Ronon, Stevens & Young 2004-2007;
                                            Counsel, ING Variable Annuities,
                                            1999-2002.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                TERM OF                                          IN THE ADVISORS'
    NAME,      POSITION(S)     OFFICE AND                                        INNER CIRCLE FUND
   ADDRESS,     HELD WITH      LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY           OTHER DIRECTORSHIPS
    AGE 1       THE TRUST     TIME SERVED           DURING PAST 5 YEARS               OFFICER               HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES         Vice President  (Since 2004)  Employed by SEI Investments                 N/A                       N/A
NDIAYE        and Assistant                 Company since 2004. Vice
39 yrs. old     Secretary                   President, Deutsche Asset
                                            Management from 2003-2004.
                                            Associate, Morgan, Lewis & Bockius
                                            LLP from 2000-2003. Counsel,
                                            Assistant Vice President, ING
                                            Variable Annuities Group from
                                            1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.    Vice President  (Since 2000)  General Counsel, Vice President             N/A                       N/A
BARTO         and Assistant                 and Secretary of SEI Investments
39 yrs. old     Secretary                   Global Funds Services since 1999;
                                            Associate, Dechert (law firm) from
                                            1997-1999; Associate, Richter,
                                            Miller & Finn (law firm) from
                                            1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA         Assistant Vice  (Since 2006)  Vice President and Assistant                N/A                       N/A
ROSALA        President and                 Secretary of SEI Investments
33 yrs. old     Assistant                   Management Corp. and SEI Global
                Secretary                   Funds Services since 2005.
                                            Compliance Officer of SEI
                                            Investments from 2001-2004.
                                            Account and Product Consultant SEI
                                            Private Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH M.     Vice President  (Since 2007)  Corporate counsel of SEI since              N/A                       N/A
GALLO         and Assistant                 2007; Associate Counsel, ICMA
34 yrs. old     Secretary                   Retirement Corporation 2004-2007;
                                            Federal Investigator, U.S.
                                            Department of Labor 2002-2004;
                                            U.S. Securities and Exchange
                                            Commission-Division of Investment
                                            Management, 2003.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE         AML Officer    (Since 2005)  Assistant Vice President and AML            N/A                       N/A
WELCH                                       Compliance Officer of SEI
30 yrs. old                                 Investments since January 2005.
                                            Compliance Analyst at TD
                                            Waterhouse from January 2004 to
                                            November 2004. Senior Compliance
                                            Analyst at UBS Financial Services
                                            from October 2002 to January 2004.
                                            Knowledge Management Analyst at
                                            PricewaterhouseCoopers Consulting
                                            from September 2000 to October
                                            2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                              LSV VALUE EQUITY FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                 CORPORATE
 LONG TERM       ORDINARY                        DIVIDENDS      QUALIFYING   QUALIFIED       QUALIFIED
CAPITAL GAIN      INCOME           TOTAL         RECEIVABLE      DIVIDEND     INTEREST      SHORT-TERM
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   INCOME (3)   CAPITAL GAIN (4)
------------   -------------   -------------   --------------   ----------   ----------   ----------------
   41.25%         58.75%          100.00%          98.69%         98.39%      6.34%           100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(4) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

                                      NOTES

--------------------------------------------------------------------------------

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP




The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-AR-004-0900

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.